ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
ARGENTINA 0.5%
Common Stocks 0.5%
Tenaris, ADR (USD) (1)	42,100	2,215
Total Argentina (Cost $1,542)		2,215
AUSTRALIA 4.4%
Common Stocks 4.4%
AMP	290,100	2,707
Boart Longyear (2)	1,253,536	2,641
Brambles	268,951	3,514
Macquarie Infrastructure, Equity Units	1,195,500	3,302
QBE Insurance	98,000	2,933
Rio Tinto	72,200	6,917
Total Australia (Cost $14,805)		22,014
AUSTRIA 1.5%
Common Stocks 1.5%
Erste Bank der Oesterreich Sparkasse	100,010	7,602
Total Austria (Cost $5,677)		7,602
BELGIUM 1.7%
Common Stocks 1.7%
InBev	68,110	6,156
UCB (1)	42,539	2,503
Total Belgium (Cost $5,905)		8,659
BRAZIL 4.1%
Common Stocks 3.2%
Companhia Vale do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD)	235,400	6,697
Gol Linhas Aereas Intel, ADR (USD) (1)	91,100	2,186
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD)	105,040	6,796
		15,679
Preferred Stocks 0.9%
Banco Itau Holding Financeira	93,500	4,693
		4,693
Total Brazil (Cost $8,346)		20,372
CANADA 0.3%
Common Stocks 0.3%
Shaw Communications, B Shares (USD)	63,800	1,585
Total Canada (Cost $1,483)		1,585
CHINA 2.5%
Common Stocks 2.5%
China Citic Bank (HKD) (1)(2)	4,506,000	3,492
China Shenhua Energy (HKD)	182,500	1,099
Gome Electrical Appliances (HKD)	1,729,000	3,405
Shimao Property (HKD)	1,464,500	4,458
Total China (Cost $10,730)		12,454
DENMARK 1.2%
Common Stocks 1.2%
Novo Nordisk, Series B	49,655	5,977
Total Denmark (Cost $1,504)		5,977
FINLAND 1.9%
Common Stocks 1.9%
Fortum	121,200	4,436
Nokia	137,501	5,213
Total Finland (Cost $4,199)		9,649
FRANCE 9.5%
Common Stocks 9.5%
Accor (1)	58,086	5,143
AXA (1)	158,970	7,094
Pernod-Ricard (1)	26,848	5,842
PPR	23,414	4,393
Schneider Electric	51,019	6,428
Societe Generale (1)	37,158	6,218
Suez (1)	86,700	5,092
Total (1)	84,178	6,826
Total France (Cost $30,204)		47,036
GERMANY 6.7%
Common Stocks 6.7%
Allianz SE	26,420	6,156
Bayer AG (1)	43,570	3,458
E.ON AG (1)	40,914	7,544
Fresenius Medical Care	102,500	5,432
Hypo Real Estate Holding (1)	88,460	5,017
Linde	24,705	3,060
Siemens	17,158	2,353
Total Germany (Cost $28,287)		33,020
GREECE 2.5%
Common Stocks 2.5%
Cosmote Mobile Communication	54,355	1,863
Hellenic Telecommunications	177,110	6,549
National Bank of Greece	60,100	3,820
Total Greece (Cost $8,386)		12,232
HONG KONG 1.9%
Common Stocks 1.9%
Foxconn International Holdings (1)(2)	1,587,000	4,351
Shangri-La Asia (1)	1,458,000	4,917
Total Hong Kong (Cost $8,180)		9,268
INDIA 3.7%
Common Stocks 3.7%
BF Utilities (2)	33,249	1,997
Bharti Airtel (2)	273,678	6,601
DLF Limited	193,402	3,695
Infosys Technologies	70,809	3,354
Suzlon Energy	79,483	2,892
Total India (Cost $12,677)		18,539
INDONESIA 0.4%
Common Stocks 0.4%
PT Bumi Resources	5,093,000	1,991
Total Indonesia (Cost $1,819)		1,991
IRELAND 0.4%
Common Stocks 0.4%
Anglo Irish Bank	105,800	1,995
Total Ireland (Cost $1,865)		1,995
ITALY 3.8%
Common Stocks 3.8%
Eni S.p.A.	145,933	5,394
Intesa Sanpaolo rnc	741,300	5,413
Saipem	190,030	8,085
Total Italy (Cost $8,956)		18,892

JAPAN 15.5%
Common Stocks 15.5%
Fanuc	34,700	3,524
Hitachi Construction Machinery (1)	125,800	5,008
Honda	52,300	1,751
HOYA	108,400	3,685
Ibiden	71,000	5,955
Japan Tobacco	733	4,012
Mitsubishi Corporation	145,400	4,590
Mitsubishi Estate	160,000	4,566
Mitsui Fudosan	154,000	4,261
Nidec (1)	38,900	2,709
Nintendo	4,700	2,438
Nippon Electric Glass (1)	188,000	3,016
Nitori	18,800	885
ORIX	16,570	3,765
Otsuka (1)	31,100	3,040
Shin-Etsu Chemical	48,600	3,347
SMC	32,600	4,448
Sumitomo Mitsui Financial	640	4,968
Sumitomo Trust & Banking Company	448,000	3,377
Sysmex	16,600	638
Toyota Motor (1)	122,700	7,215
Total Japan (Cost $54,240)		77,198
KAZAKHSTAN 0.6%
Common Stocks 0.6%
Halyk Savings Bank, GDR, Regulation S Shares (USD)	145,600	2,927
Total Kazakhstan (Cost $2,876)		2,927
MEXICO 3.2%
Common Stocks 3.2%
America Movil, ADR, Series L (USD)	117,700	7,533
Grupo Financiero Banorte S.A.B. de C.V.	924,300	3,661
Grupo Televisa, ADR (USD)	79,700	1,926
Walmart de Mexico, Series V	691,200	2,535
Total Mexico (Cost $4,838)		15,655
NETHERLANDS 1.4%
Common Stocks 1.4%
Koninklijke Numico (1)	61,849	4,785
TomTom (2)	29,793	2,309
Total Netherlands (Cost $2,974)		7,094
NORWAY 1.1%
Common Stocks 1.1%
Telenor ASA	269,300	5,374
Total Norway (Cost $3,576)		5,374
RUSSIA 1.0%
Common Stocks 1.0%
Gazprom, ADR, Regulation S Shares (USD)	48,200	2,125
PIK Group, GDR, Regulation S Shares (USD) (2)	94,900	2,648
Total Russia (Cost $4,354)		4,773
SINGAPORE 1.3%
Common Stocks 1.3%
SembCorp Marine	1,196,720	3,709
StarHub	1,355,420	2,831
Total Singapore (Cost $4,071)		6,540

SOUTH AFRICA 1.4%
Common Stocks 1.4%
Naspers, N Shares	146,300	4,061
Standard Bank Group	182,300	2,635
Total South Africa (Cost $4,885)		6,696

SPAIN 5.9%
Common Stocks 5.9%
Acciona	21,089	5,719
ACS Group (1)	77,700	4,276
Banco Bilbao Vizcaya Argenta (1)	200,790	4,694
Iberdrola	75,100	4,400
Inditex	33,700	2,265
Telefonica	279,008	7,789
Total Spain (Cost $22,218)		29,143

SWEDEN 1.4%
Common Stocks 1.4%
Atlas Copco, A Shares (1)	371,000	6,388
Ericsson	192,000	765
Total Sweden (Cost $5,720)		7,153
SWITZERLAND 7.3%
Common Stocks 7.3%
Credit Suisse Group	63,520	4,207
Holcim	31,920	3,517
Julius Baer	18,100	1,350
Nestle	6,750	3,024
Nobel Biocare	12,983	3,506
Novartis, Regulation D Shares	96,831	5,330
Roche Holding - Genusscheine	20,200	3,653
The Swatch Group	14,137	4,626
UBS	129,789	6,961
Total Switzerland (Cost $29,567)		36,174

TAIWAN 2.4%
Common Stocks 2.4%
Cathay Financial	885,000	2,093
FoxConn Technology	154,000	1,784
Hon Hai Precision Industry	425,280	3,206
MediaTek	265,100	4,776
Total Taiwan (Cost $8,135)		11,859

UNITED KINGDOM 6.6%
Common Stocks 6.6%
BP	232,092	2,685
Capita Group	330,096	4,872
INVESCO	190,600	2,571
Johnson Matthey	142,571	4,846
Reckitt Benckiser	111,515	6,530
Standard Chartered	206,100	6,723
Tesco	379,800	3,401
Tui Travel (2)	229,100	1,177
Total United Kingdom (Cost $23,251)		32,805
UNITED STATES 0.8%
Common Stocks 0.8%
Liberty Global (1)(2)	100,000	4,102
Total United States (Cost $4,181)		4,102
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Reserve Investment Fund, 5.46% (3)(4)	11,026,339	11,026
Total Short-Term Investments (Cost $11,026)		11,026
SECURITIES LENDING COLLATERAL 10.3%
Money Market Pooled Account 10.3%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.205% (3)	51,284,506	51,285
Total Securities Lending Collateral (Cost $51,285)		51,285
Total Investments in Securities
109.4% of Net Assets (Cost $391,762)		$543,304

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $48,941. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Stock Portfolio
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund’s lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $48,941,000; aggregate collateral consisted of $51,285,000 in money market pooled accounts.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $391,762,000. Net unrealized gain aggregated $151,560,000 at period-end, of which $154,080,000 related to appreciated investments and $2,520,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $415,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $11,026,000 and $16,228,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007